Fair Value of Financial Instruments - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets:
Cash and due from banks	$ 22,576	$ 23,687
Federal funds sold and overnight interest-bearing deposits	55,545	18,396
Certificates of deposit in other banks	10,862	12,247
Available for sale securities	175,093	218,205
Mortgage servicing rights	2,482	2,931
Accrued interest receivable	6,481	6,162
Deposits:
Non-interest bearing demand	261,166	262,857
Savings, interest checking and money market	614,331	614,040
Time deposits	311,024
Operating lease liabilities	2,224	0
Accrued interest payable	1,136	1,035
Carrying Amount
Assets:
Cash and due from banks	22,576	23,687
Federal funds sold and overnight interest-bearing deposits	55,545	18,396
Certificates of deposit in other banks	10,862	12,247
Available for sale securities	175,093	218,205
Other investment securities	5,808	5,675
Loans, net	1,156,748	1,134,975
Mortgage servicing rights	2,482	2,931
Cash surrender value - life insurance	2,398	2,542
Accrued interest receivable	6,481	6,162
Assets, Total	1,437,993	1,424,820
Deposits:
Non-interest bearing demand	261,166	262,857
Savings, interest checking and money market	614,331	614,040
Time deposits	311,024	321,571
Federal funds purchased and securities sold under agreements to repurchase	27,272	24,647
Operating lease liabilities	2,224
Federal Home Loan Bank advances and other borrowings	96,919	95,153
Subordinated notes	49,486	49,486
Accrued interest payable	1,136	1,035
Liabilities, Total	1,363,558	1,368,789
Total Fair Value
Assets:
Cash and due from banks	22,576	23,687
Federal funds sold and overnight interest-bearing deposits	55,545	18,396
Certificates of deposit in other banks	10,862	12,247
Available for sale securities	175,093	218,205
Other investment securities	5,808	5,675
Loans, net	1,148,339	1,115,003
Mortgage servicing rights	2,482	2,931
Cash surrender value - life insurance	2,398	2,542
Accrued interest receivable	6,481	6,162
Assets, Total	1,429,584	1,404,848
Deposits:
Non-interest bearing demand	261,166	262,857
Savings, interest checking and money market	614,331	614,040
Time deposits	311,489	318,949
Federal funds purchased and securities sold under agreements to repurchase	27,272	24,647
Operating lease liabilities	2,224
Federal Home Loan Bank advances and other borrowings	97,833	94,326
Subordinated notes	43,640	45,749
Accrued interest payable	1,136	1,035
Liabilities, Total	1,359,091	1,361,603
Quoted Prices in Active Markets for Identical Assets (Level 1) | Total Fair Value
Assets:
Cash and due from banks	22,576	23,687
Federal funds sold and overnight interest-bearing deposits	55,545	18,396
Certificates of deposit in other banks	10,862	12,247
Available for sale securities	995	1,952
Other investment securities	13	12
Loans, net	0	0
Mortgage servicing rights	0	0
Cash surrender value - life insurance	0	0
Accrued interest receivable	6,481	6,162
Assets, Total	96,472	62,456
Deposits:
Non-interest bearing demand	261,166	262,857
Savings, interest checking and money market	614,331	614,040
Time deposits	0	0
Federal funds purchased and securities sold under agreements to repurchase	27,272	24,647
Operating lease liabilities	0
Federal Home Loan Bank advances and other borrowings	0	0
Subordinated notes	0	0
Accrued interest payable	1,136	1,035
Liabilities, Total	903,905	902,579
Other Observable Inputs (Level 2) | Total Fair Value
Assets:
Cash and due from banks	0	0
Federal funds sold and overnight interest-bearing deposits	0	0
Certificates of deposit in other banks	0	0
Available for sale securities	174,098	216,253
Other investment securities	5,795	5,663
Loans, net	0	0
Mortgage servicing rights	0	0
Cash surrender value - life insurance	2,398	2,542
Accrued interest receivable	0	0
Assets, Total	182,291	224,458
Deposits:
Non-interest bearing demand	0	0
Savings, interest checking and money market	0	0
Time deposits	0	0
Federal funds purchased and securities sold under agreements to repurchase	0	0
Operating lease liabilities	2,224
Federal Home Loan Bank advances and other borrowings	97,833	94,326
Subordinated notes	43,640	45,749
Accrued interest payable	0	0
Liabilities, Total	143,697	140,075
Significant Unobservable Inputs (Level 3) | Total Fair Value
Assets:
Cash and due from banks	0	0
Federal funds sold and overnight interest-bearing deposits	0	0
Certificates of deposit in other banks	0	0
Available for sale securities	0	0
Other investment securities	0	0
Loans, net	1,148,339	1,115,003
Mortgage servicing rights	2,482	2,931
Cash surrender value - life insurance	0	0
Accrued interest receivable	0	0
Assets, Total	1,150,821	1,117,934
Deposits:
Non-interest bearing demand	0	0
Savings, interest checking and money market	0	0
Time deposits	311,489	318,949
Federal funds purchased and securities sold under agreements to repurchase	0	0
Operating lease liabilities	0
Federal Home Loan Bank advances and other borrowings	0	0
Subordinated notes	0	0
Accrued interest payable	0	0
Liabilities, Total	$ 311,489	$ 318,949